Retirement Plans (Fair Values Pension Plan Assets By Asset Class) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 8,185
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,091
Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,737
Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,357
Equities - Domestic [ Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,889
Equities - Domestic [ Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,130
Equities - Domestic [ Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	758
Equities - Domestic [ Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1
Equities - International [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,231
Equities - International [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	959
Equities - International [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	272
Equities - International [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Fixed Income Common Collective Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	293
Fixed Income Common Collective Funds [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	293
Fixed Income Common Collective Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Corporate Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	744
Corporate Bonds [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Corporate Bonds [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	744
Corporate Bonds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Government Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	983
Government Securities [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Government Securities [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	983
Government Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Mortgage Backed Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	124
Mortgage Backed Securities [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Mortgage Backed Securities [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	124
Mortgage Backed Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Other Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	25
Other Fixed Income [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Other Fixed Income [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	16
Other Fixed Income [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	9
Commodities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	213
Commodities [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Commodities [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	213
Commodities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	699
Hedge Funds [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Hedge Funds [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Hedge Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	699
Private Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	473
Private Equity [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Private Equity [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Private Equity [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	473
Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	872
Real Estate [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Real Estate [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Real Estate [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	872
Derivatives [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	303
Derivatives [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Derivatives [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Derivatives [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	303
Cash And Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	336
Cash And Cash Equivalents [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2
Cash And Cash Equivalents [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	334
Cash And Cash Equivalents [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		8,344
U.S. Plans [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		1,880
U.S. Plans [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		4,142
U.S. Plans [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,357	2,322
U.S. Plans [Member] | Equities - Domestic [ Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		1,921
U.S. Plans [Member] | Equities - Domestic [ Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		860
U.S. Plans [Member] | Equities - Domestic [ Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		1,057
U.S. Plans [Member] | Equities - Domestic [ Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1	4
U.S. Plans [Member] | Equities - International [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		1,317
U.S. Plans [Member] | Equities - International [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		1,005
U.S. Plans [Member] | Equities - International [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		312
U.S. Plans [Member] | Equities - International [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0
U.S. Plans [Member] | Fixed Income Common Collective Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		305
U.S. Plans [Member] | Fixed Income Common Collective Funds [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0
U.S. Plans [Member] | Fixed Income Common Collective Funds [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		291
U.S. Plans [Member] | Fixed Income Common Collective Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	14
U.S. Plans [Member] | Corporate Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		817
U.S. Plans [Member] | Corporate Bonds [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0
U.S. Plans [Member] | Corporate Bonds [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		817
U.S. Plans [Member] | Corporate Bonds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0
U.S. Plans [Member] | Government Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		936
U.S. Plans [Member] | Government Securities [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0
U.S. Plans [Member] | Government Securities [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		936
U.S. Plans [Member] | Government Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0
U.S. Plans [Member] | Mortgage Backed Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		194
U.S. Plans [Member] | Mortgage Backed Securities [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0
U.S. Plans [Member] | Mortgage Backed Securities [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		194
U.S. Plans [Member] | Mortgage Backed Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0
U.S. Plans [Member] | Other Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		30
U.S. Plans [Member] | Other Fixed Income [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0
U.S. Plans [Member] | Other Fixed Income [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		25
U.S. Plans [Member] | Other Fixed Income [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	9	5
U.S. Plans [Member] | Commodities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		264
U.S. Plans [Member] | Commodities [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0
U.S. Plans [Member] | Commodities [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		30
U.S. Plans [Member] | Commodities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	234
U.S. Plans [Member] | Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		681
U.S. Plans [Member] | Hedge Funds [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0
U.S. Plans [Member] | Hedge Funds [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		19
U.S. Plans [Member] | Hedge Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	699	662
U.S. Plans [Member] | Private Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		415
U.S. Plans [Member] | Private Equity [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0
U.S. Plans [Member] | Private Equity [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0
U.S. Plans [Member] | Private Equity [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	473	415
U.S. Plans [Member] | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		650
U.S. Plans [Member] | Real Estate [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0
U.S. Plans [Member] | Real Estate [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0
U.S. Plans [Member] | Real Estate [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	872	650
U.S. Plans [Member] | Derivatives [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		349
U.S. Plans [Member] | Derivatives [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		10
U.S. Plans [Member] | Derivatives [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		1
U.S. Plans [Member] | Derivatives [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	303	338
U.S. Plans [Member] | Cash And Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		465
U.S. Plans [Member] | Cash And Cash Equivalents [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		5
U.S. Plans [Member] | Cash And Cash Equivalents [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		460
U.S. Plans [Member] | Cash And Cash Equivalents [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		$ 0